Fair Value Measurements - Summary Company's Assets that are Measured at Fair Value on a Recurring Basis (Detail)	Sep. 30, 2020 USD ($)
Fair Value, Recurring [Member] | Marketable Securities Held In Trust [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in Trust Account	$ 200,001,752